Nationwide Life Insurance Company • Nationwide Variable Account – 8 • Nationwide Variable Account - 9 • Nationwide VLI Separate Account - 4

Prospectus supplement dated June 24, 2011

to Prospectus dated May 1, 2011;

Prospectus dated May 1, 2009 (BOA Last Survivor II/ChoiceLife Survivorship, BOA Next Generation Survivorship Life/ChoiceLife Survivorship II, BOA Protection FPVUL, ChoiceLife Protection FPVUL, BOA Protection Survivorship Life/ChoiceLife Protection Survivorship);

Prospectus dated May 1, 2008  (BOA Protection FPVUL, ChoiceLife Protection FPVUL);

Prospectus dated May 1, 2008 (BOA MSPVL II);

Prospectus dated May 1, 2004 ( BOA Vision NY, BOA Vision Plus); and

Prospectus dated May 1, 2003 (BOA ElitePro Classic, BOA Elite ProLTD)

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Effective June 24, 2011, the following underlying mutual funds will be liquidated and will be merged into the new underlying mutual fund as indicated below:

Liquidated Underlying Mutual Fund	Merged Underlying Mutual Fund
Nationwide Variable Insurance Trust: NVIT Worldwide Leaders Fund – Class I	Nationwide Variable Insurance Trust: NVIT International Equity Fund – Class I
Nationwide Variable Insurance Trust: NVIT Worldwide Leaders Fund – Class III	Nationwide Variable Insurance Trust: NVIT International Equity Fund – Class III